SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about finite useful lives of intangible assets (Details)	12 Months Ended
Dec. 31, 2019
Customer relationships [Member]
Significant Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Straight-line over 10 years
Technology [Member]
Significant Accounting Policies [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill	Straight-line over 3 to 5 years